Employee benefit plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 14,604,000	$ 13,879,000
Expected future contributions payable			$ 242,000